Investment securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	$ 21,877	$ 12,688
Chi Lin Optoelectronics Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	625	625
Chi Lin Technology Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	432	432
Jetronics International Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	1,600	1,600
C Company [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	8,962	8,962
S Company [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	5,189	0
L Company [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	4,000	0
eTurboTouch Technology Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	477	477
Oculon Optoelectronics Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	309	309
Shinyoptics Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	$ 283	$ 283